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                                                         [LOGO]
                                                         [THE HARTFORD]



May 6, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:   Hartford Life Insurance Company
      Separate Account Seven ("Registrant")
      Hartford Leaders Access Series I/IR
      File No. 333-70153

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 29, 2005.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-6733.

Very truly yours,

/s/ Marianne O'Doherty

Marianne O'Doherty
Vice President and General Counsel

Enclosure